Quarterly Holdings Report
for
Fidelity Advisor® Growth & Income Fund
August 31, 2024
AGAI-NPRT3-1024
1.805763.120
Common Stocks - 96.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA (a)	100,200	3,869
Verizon Communications, Inc.	54,309	2,269
		6,138
Entertainment - 1.0%
The Walt Disney Co.	58,200	5,260
Universal Music Group NV	208,700	5,460
Warner Music Group Corp. Class A (b)	54,300	1,554
		12,274
Interactive Media & Services - 0.5%
Meta Platforms, Inc. Class A	11,900	6,204
Media - 1.8%
Comcast Corp. Class A	445,258	17,619
Interpublic Group of Companies, Inc.	149,300	4,869
		22,488
TOTAL COMMUNICATION SERVICES		47,104
CONSUMER DISCRETIONARY - 2.0%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings, Inc.	450	1,759
Churchill Downs, Inc.	8,400	1,167
Domino's Pizza, Inc.	3,600	1,491
Marriott International, Inc. Class A	12,600	2,957
Starbucks Corp.	35,600	3,367
		10,741
Household Durables - 0.1%
Whirlpool Corp. (b)	9,400	943
Specialty Retail - 0.8%
Lowe's Companies, Inc.	38,957	9,681
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	20,500	1,708
Puma AG	32,044	1,385
		3,093
TOTAL CONSUMER DISCRETIONARY		24,458
CONSUMER STAPLES - 6.3%
Beverages - 2.5%
Davide Campari Milano NV	73,800	681
Diageo PLC sponsored ADR	31,300	4,093
Keurig Dr. Pepper, Inc.	277,400	10,156
PepsiCo, Inc.	1,500	259
Pernod Ricard SA	16,300	2,321
Remy Cointreau SA	4,544	370
Remy Cointreau SA rights (c)(d)	4,544	10
The Coca-Cola Co.	175,184	12,696
		30,586
Consumer Staples Distribution & Retail - 1.3%
Sysco Corp.	70,600	5,505
Target Corp. (e)	24,100	3,702
Walmart, Inc. (e)	82,600	6,379
		15,586
Food Products - 0.1%
Lamb Weston Holdings, Inc.	13,800	854
Household Products - 0.2%
Colgate-Palmolive Co.	6,800	724
Procter & Gamble Co.	7,900	1,355
		2,079
Personal Care Products - 1.7%
Estee Lauder Companies, Inc. Class A	27,500	2,521
Haleon PLC ADR	873,809	8,895
Kenvue, Inc.	465,807	10,224
		21,640
Tobacco - 0.5%
Altria Group, Inc.	48,220	2,593
British American Tobacco PLC sponsored ADR	46,000	1,728
Philip Morris International, Inc.	17,600	2,170
		6,491
TOTAL CONSUMER STAPLES		77,236
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Enterprise Products Partners LP	19,200	563
Exxon Mobil Corp. (e)	705,386	83,193
Galp Energia SGPS SA	80,800	1,676
Imperial Oil Ltd. (b)	222,400	16,750
Shell PLC ADR	228,600	16,381
		118,563
FINANCIALS - 18.0%
Banks - 12.1%
Bank of America Corp. (e)	785,342	32,003
HDFC Bank Ltd. sponsored ADR	21,700	1,326
JPMorgan Chase & Co. (e)	60,643	13,633
M&T Bank Corp.	41,100	7,074
PNC Financial Services Group, Inc. (e)	84,716	15,680
U.S. Bancorp	276,230	13,046
Wells Fargo & Co. (e)	1,116,050	65,255
		148,017
Capital Markets - 2.4%
3i Group PLC	57,700	2,424
Brookfield Corp. Class A	72,301	3,635
Charles Schwab Corp.	6,600	430
Intercontinental Exchange, Inc.	1,100	178
KKR & Co., Inc. Class A	60,713	7,514
Moody's Corp.	2,700	1,317
Morgan Stanley	14,730	1,526
MSCI, Inc.	700	406
Northern Trust Corp.	108,837	9,927
Raymond James Financial, Inc.	16,750	2,003
		29,360
Financial Services - 2.4%
Apollo Global Management, Inc.	2,300	266
Global Payments, Inc.	22,900	2,542
MasterCard, Inc. Class A	7,500	3,625
Visa, Inc. Class A	81,240	22,452
		28,885
Insurance - 1.1%
American Financial Group, Inc.	4,500	601
Arthur J. Gallagher & Co.	14,400	4,213
Brookfield Reinsurance Ltd. (b)	172	9
Chubb Ltd.	12,100	3,439
Marsh & McLennan Companies, Inc.	17,766	4,042
The Travelers Companies, Inc.	8,000	1,825
		14,129
TOTAL FINANCIALS		220,391
HEALTH CARE - 12.3%
Biotechnology - 0.1%
Gilead Sciences, Inc.	9,000	711
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	19,700	2,231
Becton, Dickinson & Co.	14,593	3,537
Boston Scientific Corp. (c)	171,720	14,045
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.)	108,617	3,277
Sonova Holding AG	2,523	878
		23,968
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	45,300	5,106
Cigna Group	47,100	17,041
CVS Health Corp.	29,551	1,691
Humana, Inc.	12,300	4,360
McKesson Corp.	16,533	9,276
UnitedHealth Group, Inc.	44,100	26,028
		63,502
Life Sciences Tools & Services - 0.7%
Danaher Corp.	30,400	8,187
Thermo Fisher Scientific, Inc.	1,100	677
		8,864
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	189,100	9,446
Eli Lilly & Co. (e)	12,500	12,000
Galderma Group AG	16,390	1,587
GSK PLC sponsored ADR	212,347	9,324
Johnson & Johnson	50,175	8,322
Royalty Pharma PLC Class A	45,400	1,318
UCB SA	59,000	10,676
Zoetis, Inc. Class A	1,500	275
		52,948
TOTAL HEALTH CARE		149,993
INDUSTRIALS - 15.9%
Aerospace & Defense - 8.1%
Airbus Group NV	30,100	4,624
General Dynamics Corp.	16,200	4,850
General Electric Co. (e)	347,836	60,739
Howmet Aerospace, Inc.	11,050	1,068
Huntington Ingalls Industries, Inc.	15,700	4,439
Textron, Inc.	19,800	1,806
The Boeing Co. (c)	120,210	20,885
		98,411
Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	700	86
FedEx Corp.	4,800	1,434
United Parcel Service, Inc. Class B	106,679	13,714
		15,234
Building Products - 0.0%
A.O. Smith Corp.	1,400	117
Commercial Services & Supplies - 0.7%
GFL Environmental, Inc.	177,400	7,688
Veralto Corp.	9,733	1,094
		8,782
Electrical Equipment - 2.0%
Acuity Brands, Inc.	2,400	611
AMETEK, Inc.	3,400	582
GE Vernova LLC (e)	101,084	20,318
Regal Rexnord Corp.	17,500	2,937
Rockwell Automation, Inc.	2,100	571
		25,019
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings, Inc.	75,300	3,944
Machinery - 1.8%
Allison Transmission Holdings, Inc.	46,300	4,294
Caterpillar, Inc.	1,600	570
Cummins, Inc.	6,700	2,096
Deere & Co.	5,800	2,237
Donaldson Co., Inc.	72,100	5,244
Fortive Corp.	27,300	2,031
Nordson Corp.	16,200	4,156
Otis Worldwide Corp.	9,565	906
Stanley Black & Decker, Inc.	9,910	1,014
		22,548
Professional Services - 0.6%
Equifax, Inc.	9,500	2,918
RELX PLC (London Stock Exchange)	94,538	4,413
		7,331
Trading Companies & Distributors - 1.0%
Watsco, Inc.	21,464	10,204
WESCO International, Inc.	10,400	1,720
		11,924
Transportation Infrastructure - 0.1%
Aena SME SA (a)	3,300	666
TOTAL INDUSTRIALS		193,976
INFORMATION TECHNOLOGY - 23.1%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	7,400	1,670
IT Services - 0.6%
Amdocs Ltd.	33,800	2,940
IBM Corp.	20,000	4,043
		6,983
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices, Inc.	20,000	4,697
Applied Materials, Inc. (e)	20,795	4,102
BE Semiconductor Industries NV	19,800	2,578
Broadcom, Inc.	56,200	9,150
Lam Research Corp.	4,400	3,612
Marvell Technology, Inc.	158,103	12,054
Microchip Technology, Inc.	6,200	509
NVIDIA Corp. (e)	415,950	49,652
NXP Semiconductors NV (e)	12,000	3,076
Qualcomm, Inc.	38,200	6,696
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	37,000	6,353
Teradyne, Inc.	21,100	2,885
		105,364
Software - 10.5%
Dassault Systemes SA	12,000	469
Intuit, Inc. (e)	11,500	7,248
Microsoft Corp. (e)	230,383	96,106
Oracle Corp.	58,100	8,209
Sage Group PLC	150,600	2,000
SAP SE sponsored ADR	63,300	13,908
		127,940
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc. (e)	156,992	35,951
Dell Technologies, Inc. Class C	19,100	2,207
Samsung Electronics Co. Ltd.	35,390	1,966
		40,124
TOTAL INFORMATION TECHNOLOGY		282,081
MATERIALS - 1.2%
Chemicals - 0.3%
Air Products & Chemicals, Inc.	8,500	2,370
International Flavors & Fragrances, Inc.	4,800	499
PPG Industries, Inc.	6,000	778
Sherwin-Williams Co.	1,600	591
		4,238
Metals & Mining - 0.9%
First Quantum Minerals Ltd.	589,600	7,424
Freeport-McMoRan, Inc. (e)	68,300	3,024
		10,448
TOTAL MATERIALS		14,686
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	34,500	7,730
Crown Castle, Inc.	65,400	7,326
Public Storage Operating Co.	200	69
Simon Property Group, Inc.	6,900	1,155
Terreno Realty Corp.	10,000	690
		16,970
UTILITIES - 2.5%
Electric Utilities - 2.4%
Constellation Energy Corp.	5,700	1,121
Duke Energy Corp.	22,800	2,598
Edison International	24,800	2,158
Entergy Corp.	15,800	1,907
Eversource Energy	37,900	2,559
Exelon Corp.	18,400	701
FirstEnergy Corp.	14,700	646
NextEra Energy, Inc.	6,200	499
Southern Co. (e)	194,500	16,805
		28,994
Multi-Utilities - 0.1%
Sempra	16,400	1,348
TOTAL UTILITIES		30,342
TOTAL COMMON STOCKS (Cost $692,140)		1,175,800

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,133)	1,471	1,150

U.S. Treasury Obligations - 1.5%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.13% to 5.31% 9/12/24 to 11/14/24 (e) (Cost $18,518)	18,668	18,525

Money Market Funds - 3.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	23,925,358	23,930
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	20,423,547	20,426
TOTAL MONEY MARKET FUNDS (Cost $44,356)		44,356

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $756,147)	1,239,831
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(16,688)
NET ASSETS - 100.0%	1,223,143

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	74	1,695	240.00	10/18/24	(25)
Applied Materials, Inc.	Chicago Board Options Exchange	59	1,164	230.00	10/18/24	(11)
Bank of America Corp.	Chicago Board Options Exchange	391	1,593	43.00	10/18/24	(19)
Eli Lilly & Co.	Chicago Board Options Exchange	25	2,400	1,000.00	10/18/24	(52)
Freeport-McMoRan, Inc.	Chicago Board Options Exchange	364	1,612	50.00	10/18/24	(17)
GE Vernova LLC	Chicago Board Options Exchange	98	1,970	200.00	09/20/24	(79)
General Electric Co.	Chicago Board Options Exchange	181	3,161	185.00	09/20/24	(10)
General Electric Co.	Chicago Board Options Exchange	174	3,038	190.00	09/20/24	(4)
General Electric Co.	Chicago Board Options Exchange	167	2,916	200.00	11/15/24	(30)
Intuit, Inc.	Chicago Board Options Exchange	16	1,008	690.00	10/18/24	(8)
JPMorgan Chase & Co.	Chicago Board Options Exchange	24	540	220.00	09/20/24	(17)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	41	2,137	575.00	10/18/24	(21)
Microsoft Corp.	Chicago Board Options Exchange	108	4,505	445.00	10/18/24	(37)
NVIDIA Corp.	Chicago Board Options Exchange	423	5,049	120.00	09/20/24	(215)
NVIDIA Corp.	Chicago Board Options Exchange	200	2,387	150.00	10/18/24	(22)
NVIDIA Corp.	Chicago Board Options Exchange	200	2,387	144.00	10/18/24	(36)
NXP Semiconductors NV	Chicago Board Options Exchange	50	1,282	270.00	10/18/24	(34)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	41	759	190.00	11/15/24	(26)
Southern Co.	Chicago Board Options Exchange	385	3,326	95.00	11/15/24	(11)
Walmart, Inc.	Chicago Board Options Exchange	79	610	72.50	10/18/24	(48)
Wells Fargo & Co.	Chicago Board Options Exchange	540	3,157	60.00	10/18/24	(86)

						(808)
Put Options
Estee Lauder Companies, Inc. Class A	Chicago Board Options Exchange	200	1,833	80.00	10/18/24	(18)
Hess Corp.	Chicago Board Options Exchange	200	2,761	125.00	10/18/24	(15)
Lamb Weston Holdings, Inc.	Chicago Board Options Exchange	200	1,238	50.00	10/18/24	(13)
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	25	1,303	445.00	09/20/24	(2)
NIKE, Inc. Class B	Chicago Board Options Exchange	100	833	65.00	10/18/24	(3)
The Walt Disney Co.	Chicago Board Options Exchange	100	904	80.00	10/18/24	(3)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	200	2,571	120.00	10/18/24	(20)

						(74)
TOTAL WRITTEN OPTIONS						(882)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,535,000 or 0.4% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $72,603,000.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	53,015	102,969	132,054	1,186	-	-	23,930	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	10,761	113,720	104,055	20	-	-	20,426	0.1%
Total	63,776	216,689	236,109	1,206	-	-	44,356

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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